Risks (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Loans	€ (362,480)
Lease obligations	(150,437)	€ (145,554)	€ (131,870)
Contingent consideration	(1,103)	€ (6,381)
Trade accounts payable	(72,598)
Other financial liabilities	(4,017)
Total non-derivative financial liabilities	(590,635)
Interest rate swaps/FX forwards	(9,344)
Total derivative financial liabilities	(9,344)
Non-derivative financial liabilities
Loans	(382,867)
Lease obligations	(175,040)
Contingent consideration	(1,156)
Trade accounts payable	(72,598)
Other financial liabilities	(4,017)
Total non-derivative financial liabilities	(635,678)
Derivative financial liabilities
Interest rate swaps/FX forwards	(9,344)
Total derivative financial liabilities	(9,344)
Not later than one year
Non-derivative financial liabilities
Loans	(40,467)
Lease obligations	(17,343)
Contingent consideration	(1,156)
Trade accounts payable	(72,598)
Other financial liabilities	(4,017)
Total non-derivative financial liabilities	(135,581)
Derivative financial liabilities
Interest rate swaps/FX forwards	(7,423)
Total derivative financial liabilities	(7,423)
Later than one year and not later than five years
Non-derivative financial liabilities
Loans	(253,391)
Lease obligations	(69,396)
Total non-derivative financial liabilities	(322,787)
Derivative financial liabilities
Interest rate swaps/FX forwards	(1,660)
Total derivative financial liabilities	(1,660)
More than five years
Non-derivative financial liabilities
Loans	(89,009)
Lease obligations	(88,301)
Total non-derivative financial liabilities	(177,310)
Derivative financial liabilities
Interest rate swaps/FX forwards	(261)
Total derivative financial liabilities	€ (261)